Shareholder Report, Line Graph (Details) 191980_Brown Advisory Sustainable Value Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)					12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Feb. 28, 2023	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	$ 1,409,683	$ 1,239,221	$ 1,003,000	$ 1,000,000	$ 1,690,102
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
Accumulated Value	1,604,971	1,387,609	1,120,147	1,000,000	$ 1,958,445
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
Accumulated Value	$ 1,331,693	$ 1,171,214	$ 1,035,952	$ 1,000,000	$ 1,692,833